CONSOLIDATED BALANCE SHEETS (Parenthetical) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Installment loans, measured at fair value	¥ 97,694	¥ 129,959
Investment in securities, measured at fair value	41,018	35,696
Available-for-sale debt securities, amortized Cost	3,174,036	3,015,940
Available-for-sale debt securities, allowance for credit losses	(670)	(634)
Other assets, measured at fair value	2,586	2,786
Policy liabilities and policy account balances, measured at fair value	¥ 136,257	¥ 167,207
Common stock, authorized	2,590,000,000	2,590,000,000
Common stock, shares issued	1,162,962,244	1,214,961,054
Treasury stock, shares	26,672,695	63,475,848
Officer's Compensation Board Incentive Plan
Treasury stock, shares	3,413,000	2,727,686